Income tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued expense	¥ 80,099	¥ 64,398
Unrealized gain for intragroup transaction	5,587	7,146
Net loss carryforward	12,752	4,233
Government subsidy	1,468	1,550
Provision for allowance for doubtful accounts	1,281	513
Depreciation for property and equipment	7,843	3,166
Total deferred tax assets	109,030	81,006
Deferred tax liabilities:
Difference in basis of land use rights	(130,520)	(85,059)
Total deferred tax liabilities	(130,520)	(85,059)
Valuation allowances	¥ 0	¥ 0